OTHER NON-CURRENT LIABILITIES (Defined contribution plan Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Subclassifications of assets, liabilities and equities [abstract]
Defined contribution expenses	$ 4.7	$ 5.3